CERTIFICATION
                                  -------------

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Lehman Brothers Institutional Liquidity Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) ("Registrant") hereby certifies (a) that the forms of the prospectuses and statement of additional information used with respect to the Administrative Class, Capital Class, Cash Management Class, Institutional Class, Premier Class, Select Class and Service Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio, Treasury Reserves Portfolio, Tax-Exempt Portfolio and Municipal Portfolio, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 1 to the Registrant's Registration Statement ("Amendment No. 1") and (b) that Amendment No. 1 was filed electronically.






Dated:  August 2, 2007                  By: /s/ Claudia A. Brandon
                                            ----------------------
                                            Claudia A. Brandon
                                            Secretary